                       MERCURY SHORT-TERM INVESTMENT FUND
                               OF MERCURY HW FUNDS

               Supplement to the prospectus dated October 6, 2000

        Change in Portfolio Managers. Effective August 1, 2001, Patrick Maldari and Frank Viola became the portfolio managers of the Mercury Short-Term Investment Fund, primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Maldari is a Managing Director of Mercury Advisors ("the Adviser"). Since joining the Adviser in 1984, Mr. Maldari was a member of the Short-Term Fixed Income Team and a marketing liaison for the Adviser's mutual funds. Mr. Viola is a Director of the Investment Adviser and portfolio manager for the U.S. Fixed Income Group. Prior to joining the Adviser in 1991, Mr. Viola was a financial consultant responsible for merger/reinsurance valuation for Metropolitan Life Insurance Company and a program analyst for Equitable Life Insurance Company.



August 1, 2001



Code #MHW-SUPP-1080-0801

                            MERCURY LOW DURATION FUND
                               OF MERCURY HW FUNDS

               Supplement to the prospectus dated October 6, 2000

        Change in Portfolio Managers. Effective August 1, 2001, Patrick Maldari and Frank Viola became the portfolio managers of the Mercury Low Duration Fund, primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Maldari is a Managing Director of Mercury Advisors ("the Adviser"). Since joining the Adviser in 1984, Mr. Maldari was a member of the Short-Term Fixed Income Team and a marketing liaison for the Adviser's mutual funds. Mr. Viola is a Director of the Investment Adviser and portfolio manager for the U.S. Fixed Income Group. Prior to joining the Adviser in 1991, Mr. Viola was a financial consultant responsible for merger/reinsurance valuation for Metropolitan Life Insurance Company and a program analyst for Equitable Life Insurance Company.



August 1, 2001



Code #MHW-SUPP-1070-0801

                         MERCURY TOTAL RETURN BOND FUND
                               OF MERCURY HW FUNDS

               Supplement to the prospectus dated October 6, 2000

        Change in Portfolio Managers. Effective August 1, 2001, Christopher Ayoub and James Pagano became the portfolio managers of the Mercury Total Return Bond Fund, primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Ayoub is a Managing Director of Mercury Advisors (the "Adviser") and manager of the Core Fixed Income Department of the Adviser. In that role, he is responsible for the management of taxable mutual funds. Previously, Mr. Ayoub was a Director and Senior Portfolio Manager in the Short Term Fixed Income Department of the Adviser. Prior to joining the Adviser in 1982, Mr. Ayoub was a financial analyst in the Fixed Income Special Risk Department of the Continental Corporation. Mr. Pagano is a Vice President and portfolio manager responsible for Core Fixed Income product, a position he has held since 1998. Previously, Mr. Pagano was a Risk Manager focusing on performance and analysis of structured products. Prior to joining the Adviser in 1997, Mr. Pagano held various positions at Merrill Lynch & Co. since 1992, including Index Analyst and Portfolio Strategist.


August 1, 2001



Code #MHW-SUPP-1090-0801